RELATED PARTY INFORMATION - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
EXOR N.V.
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	42.50%
CNH Industrial Capital Europe S.A.S.
Related Party Transaction [Line Items]
Pledged guarantees on commitments	$ 13	$ 15